Offerings	Jul. 13, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 457,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,180.75
Offering Note	Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(o) of the rules and regulations under the Securities Act of 1933, as amended, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. In no event will the aggregate offering price of all securities issued from time to time pursuant to the Registration Statement exceed $500,000,000. Subject to Note 1 above, there is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or subscription rights to purchase shares of common stock or preferred stock, as may be sold from time to time. Subject to Note 1 above, includes such indeterminate number of shares of common stock or preferred stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock or preferred stock. Subject to Note 1 above, there is being registered hereunder an indeterminate number of warrants as may be sold, from time to time, representing rights to purchase common stock, preferred stock or debt securities. Subject to Note 1 above, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Carry Forward Form Type	N-2
Carry Forward File Number	333-278658
Carry Forward Initial Effective Date	Jun. 18, 2024
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Carry Forward Form Type	N-2
Carry Forward File Number	333-278658
Carry Forward Initial Effective Date	Jun. 18, 2024
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	N-2
Carry Forward File Number	333-278658
Carry Forward Initial Effective Date	Jun. 18, 2024
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	N-2
Carry Forward File Number	333-278658
Carry Forward Initial Effective Date	Jun. 18, 2024
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	N-2
Carry Forward File Number	333-278658
Carry Forward Initial Effective Date	Jun. 18, 2024
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 42,500,000.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-278658
Carry Forward Initial Effective Date	Jun. 18, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,273.00
Offering Note	Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(o) of the rules and regulations under the Securities Act of 1933, as amended, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. In no event will the aggregate offering price of all securities issued from time to time pursuant to the Registration Statement exceed $500,000,000. Subject to Note 1 above, there is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or subscription rights to purchase shares of common stock or preferred stock, as may be sold from time to time. Subject to Note 1 above, includes such indeterminate number of shares of common stock or preferred stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock or preferred stock. Subject to Note 1 above, there is being registered hereunder an indeterminate number of warrants as may be sold, from time to time, representing rights to purchase common stock, preferred stock or debt securities. Subject to Note 1 above, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time.